Contingently Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2018
Temporary Equity [Abstract]
Schedule of Movement in Carrying Value of Convertible Preferred Shares

The movement in the carrying value of the convertible preferred shares is as follows:

Mezzanine equity	Series A	Series B	Series C	Series D	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2016	26,804	52,044	141,691	—	220,539
Issuance of Series C preferred shares	—	—	20,571	—	20,571
Issuance of Series D preferred shares	—	—	—	206,359	206,359
Issuance cost of Series D preferred shares	—	—	—	(7,223)	(7,223)
Accretion of Preferred Shares	175	679	6,055	19,482	26,391
Balance as of December 31, 2017	26,979	52,723	168,317	218,618	466,637
Accretion of Preferred Shares	1,463	4,137	7,441	11,053	24,094
Redemption of Preferred Shares	—	—	(57,234)	—	(57,234)
Conversion of Preferred Shares	(28,442)	(56,860)	(118,524)	(229,671)	(433,497)
Balance as of December 31, 2018	—	—	—	—	—
Balance as of December 31, 2018 (US$)	—	—	—	—	—